Commitments (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of transactions between related parties [line items]
Depreciation, right-of-use assets	$ 206,000		$ 112,000	$ 112,000
Interest expense on lease liabilities	52,000		44,000	51,000
Current lease liabilities	349,000		195,000
Non-current lease liabilities	556,000		367,000
Right-of-use assets	888,000		450,000	562,000
Payment of lease liability - principal and Interest Paid	$ 314,000		$ 229,000	$ 47,000
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense		€ 26,000			$ 11,900	€ 10,360
Lease expiration date	Aug. 04, 2024	Aug. 04, 2024